5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	$ 167,920	$ 167,920
Write-down of property during period	0
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	217,413	0
Cumulative Mineral Exploration Expenses since acquisition	136,484	(80,929)
Additions during the year		0
Portugal - Alvalade | Assaying
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Concession fees and taxes
Mineral Exploration Expenses	44,290	88,378
Cumulative Mineral Exploration Expenses since acquisition	265,266	220,976
Portugal - Alvalade | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	98,544	335,477
Cumulative Mineral Exploration Expenses since acquisition	6,204,805	6,106,261
Portugal - Alvalade | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Insurance
Mineral Exploration Expenses	347	93
Cumulative Mineral Exploration Expenses since acquisition	18,607	18,260
Portugal - Alvalade | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	296	296
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	6,333	6,251
Cumulative Mineral Exploration Expenses since acquisition	200,173	193,840
Portugal - Alvalade | Rent
Mineral Exploration Expenses	68,617	30,164
Cumulative Mineral Exploration Expenses since acquisition	430,279	361,662
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	2,474	53,462
Cumulative Mineral Exploration Expenses since acquisition	161,127	158,653
Portugal - Alvalade | Travel
Mineral Exploration Expenses	2,067	1,211
Cumulative Mineral Exploration Expenses since acquisition	225,720	223,653
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(5,259)	(515,036)
Cumulative Mineral Exploration Expenses since acquisition	(7,369,789)	(7,364,530)
Portugal - Alvalade | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas
Exploration and Evaluation assets acquisition costs	71,289	71,289
Write-down of property during period	(71,289)
Exploration and Evaluation assets acquisition costs	0	71,289
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	66,322	66,322
Additions during the year		0
Portugal - Covas | Assaying
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Concession fees and taxes
Mineral Exploration Expenses	0	12,097
Cumulative Mineral Exploration Expenses since acquisition	197,339	197,339
Portugal - Covas | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Geological salaries and consulting
Mineral Exploration Expenses	98,520	42,017
Cumulative Mineral Exploration Expenses since acquisition	2,089,720	1,991,200
Portugal - Covas | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Insurance
Mineral Exploration Expenses	0	93
Cumulative Mineral Exploration Expenses since acquisition	10,550	10,550
Portugal - Covas | Legal and accounting
Mineral Exploration Expenses	0	130
Cumulative Mineral Exploration Expenses since acquisition	130	130
Portugal - Covas | Office and administrative fees
Mineral Exploration Expenses	1,170	1,608
Cumulative Mineral Exploration Expenses since acquisition	25,321	24,151
Portugal - Covas | Rent
Mineral Exploration Expenses	8,790	8,798
Cumulative Mineral Exploration Expenses since acquisition	49,068	40,278
Portugal - Covas | Site costs
Mineral Exploration Expenses	552	425
Cumulative Mineral Exploration Expenses since acquisition	57,655	57,103
Portugal - Covas | Travel
Mineral Exploration Expenses	450	2,014
Cumulative Mineral Exploration Expenses since acquisition	56,738	56,288
Portugal - Covas | Reimbursements from optionee
Mineral Exploration Expenses	(109,482)	(67,182)
Cumulative Mineral Exploration Expenses since acquisition	(2,420,199)	(2,310,717)
Portugal - Covas | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during period	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	132,011
Cumulative Mineral Exploration Expenses since acquisition	395,032	395,032
Additions during the year		0
Portugal - Alvito | Assaying
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Concession fees and taxes
Mineral Exploration Expenses	18,574	22,191
Cumulative Mineral Exploration Expenses since acquisition	102,053	83,479
Portugal - Alvito | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	5,515	5,515
Portugal - Alvito | Geological salaries and consulting
Mineral Exploration Expenses	527,082	96,996
Cumulative Mineral Exploration Expenses since acquisition	1,106,225	579,143
Portugal - Alvito | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Insurance
Mineral Exploration Expenses	814	99
Cumulative Mineral Exploration Expenses since acquisition	4,321	3,507
Portugal - Alvito | Legal and accounting
Mineral Exploration Expenses	16	0
Cumulative Mineral Exploration Expenses since acquisition	158	142
Portugal - Alvito | Office and administrative fees
Mineral Exploration Expenses	6,397	1,421
Cumulative Mineral Exploration Expenses since acquisition	31,920	25,523
Portugal - Alvito | Rent
Mineral Exploration Expenses	56,798	7,888
Cumulative Mineral Exploration Expenses since acquisition	113,089	56,291
Portugal - Alvito | Site costs
Mineral Exploration Expenses	19,811	2,103
Cumulative Mineral Exploration Expenses since acquisition	44,518	24,707
Portugal - Alvito | Travel
Mineral Exploration Expenses	25,606	1,313
Cumulative Mineral Exploration Expenses since acquisition	57,098	31,492
Portugal - Alvito | Reimbursements from optionee
Mineral Exploration Expenses	(655,098)	0
Cumulative Mineral Exploration Expenses since acquisition	(1,069,865)	(414,767)
Portugal - Alvito | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	1,096,840	1,096,840
Write-down of property during period	0
Exploration and Evaluation assets acquisition costs	1,096,840	1,096,840
Mineral Exploration Expenses	407,920	396,588
Cumulative Mineral Exploration Expenses since acquisition	3,401,148	2,993,228
Additions during the year		0
Portugal - Others | Assaying
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Concession fees and taxes
Mineral Exploration Expenses	11,839	71,981
Cumulative Mineral Exploration Expenses since acquisition	347,498	335,659
Portugal - Others | Depreciation
Mineral Exploration Expenses	21,520	14,240
Cumulative Mineral Exploration Expenses since acquisition	75,593	54,073
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	278,198	214,691
Cumulative Mineral Exploration Expenses since acquisition	2,476,006	2,197,808
Portugal - Others | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Insurance
Mineral Exploration Expenses	5,090	3,821
Cumulative Mineral Exploration Expenses since acquisition	30,415	25,325
Portugal - Others | Legal and accounting
Mineral Exploration Expenses	155	154
Cumulative Mineral Exploration Expenses since acquisition	698	543
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses	25,524	24,830
Cumulative Mineral Exploration Expenses since acquisition	184,699	159,175
Portugal - Others | Rent
Mineral Exploration Expenses	61,410	38,075
Cumulative Mineral Exploration Expenses since acquisition	292,176	230,766
Portugal - Others | Site costs
Mineral Exploration Expenses	8,848	13,606
Cumulative Mineral Exploration Expenses since acquisition	97,571	88,723
Portugal - Others | Travel
Mineral Exploration Expenses	5,692	15,190
Cumulative Mineral Exploration Expenses since acquisition	107,596	101,904
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	(10,356)	0
Cumulative Mineral Exploration Expenses since acquisition	(243,481)	(233,125)
Portugal - Others | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	143,155	143,155
Write-down of property during period	0
Exploration and Evaluation assets acquisition costs	143,155	143,155
Mineral Exploration Expenses	0	(9,233)
Cumulative Mineral Exploration Expenses since acquisition	149,944	149,944
Additions during the year		0
Kosovo - Slivovo | Assaying
Mineral Exploration Expenses	0	(2,630)
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	9,998	9,998
Kosovo - Slivovo | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	0	681
Cumulative Mineral Exploration Expenses since acquisition	119,801	119,801
Kosovo - Slivovo | Geology work
Mineral Exploration Expenses	0	(5,889)
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	0	6,699
Cumulative Mineral Exploration Expenses since acquisition	80,149	80,149
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	0	725
Cumulative Mineral Exploration Expenses since acquisition	28,694	28,694
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	185,074	185,074
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	628
Cumulative Mineral Exploration Expenses since acquisition	60,107	60,107
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	0	45,501
Cumulative Mineral Exploration Expenses since acquisition	(2,834,986)	(2,834,986)
Kosovo - Slivovo | Drilling
Mineral Exploration Expenses		(79,180)
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Report
Mineral Exploration Expenses		24,232
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Kosovo - Slivovo | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during period	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	235,563	(12,440)
Cumulative Mineral Exploration Expenses since acquisition	1,641,867	1,406,304
Additions during the year		0
Kosovo - Others | Assaying
Mineral Exploration Expenses	34,110	33
Cumulative Mineral Exploration Expenses since acquisition	65,936	31,826
Kosovo - Others | Concession fees and taxes
Mineral Exploration Expenses	3,088	4,281
Cumulative Mineral Exploration Expenses since acquisition	201,789	198,701
Kosovo - Others | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	73,176	25,036
Cumulative Mineral Exploration Expenses since acquisition	607,591	534,415
Kosovo - Others | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	14,790	14,790
Kosovo - Others | Legal and accounting
Mineral Exploration Expenses	13,500	0
Cumulative Mineral Exploration Expenses since acquisition	13,500	0
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses	82,182	(2,572)
Cumulative Mineral Exploration Expenses since acquisition	98,692	16,510
Kosovo - Others | Rent
Mineral Exploration Expenses	18,906	3,341
Cumulative Mineral Exploration Expenses since acquisition	67,239	48,333
Kosovo - Others | Site costs
Mineral Exploration Expenses	3,625	0
Cumulative Mineral Exploration Expenses since acquisition	193,600	189,975
Kosovo - Others | Travel
Mineral Exploration Expenses	6,976	2,599
Cumulative Mineral Exploration Expenses since acquisition	21,373	14,397
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	(45,158)
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during period	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	29,621	0
Cumulative Mineral Exploration Expenses since acquisition	252,083	222,462
Additions during the year		0
Germany | Assaying
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Germany | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4	4
Germany | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Germany | Geology work
Mineral Exploration Expenses	29,621	0
Cumulative Mineral Exploration Expenses since acquisition	223,619	193,998
Germany | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	5,255	5,255
Germany | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Write-down of property during period	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	72,101	69,077
Cumulative Mineral Exploration Expenses since acquisition	228,250	156,149
Additions during the year		0
Others | Assaying
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Mineral Exploration Expenses	42,664	38,580
Cumulative Mineral Exploration Expenses since acquisition	125,314	82,650
Others | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Mineral Exploration Expenses	16,717	20,809
Cumulative Mineral Exploration Expenses since acquisition	58,878	42,161
Others | Rent
Mineral Exploration Expenses	5,764	5,418
Cumulative Mineral Exploration Expenses since acquisition	20,422	14,658
Others | Site costs
Mineral Exploration Expenses	1,392	2,166
Cumulative Mineral Exploration Expenses since acquisition	8,865	7,473
Others | Travel
Mineral Exploration Expenses	5,564	2,104
Cumulative Mineral Exploration Expenses since acquisition	14,771	9,207
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	1,479,204	1,479,204
Write-down of property during period	(71,289)
Exploration and Evaluation assets acquisition costs	1,407,915	1,479,204
Mineral Exploration Expenses	962,618	576,003
Cumulative Mineral Exploration Expenses since acquisition	6,271,130	5,308,512
Additions during the year		0
Assaying
Mineral Exploration Expenses	34,110	(2,597)
Cumulative Mineral Exploration Expenses since acquisition	374,757	340,647
Concession fees and taxes
Mineral Exploration Expenses	77,791	198,928
Cumulative Mineral Exploration Expenses since acquisition	1,123,947	1,046,156
Depreciation
Mineral Exploration Expenses	21,520	14,240
Cumulative Mineral Exploration Expenses since acquisition	81,108	59,588
Geological salaries and consulting
Mineral Exploration Expenses	1,075,520	714,898
Cumulative Mineral Exploration Expenses since acquisition	12,616,507	11,540,987
Geology work
Mineral Exploration Expenses	72,285	32,691
Cumulative Mineral Exploration Expenses since acquisition	1,675,407	1,603,122
Insurance
Mineral Exploration Expenses	6,251	4,106
Cumulative Mineral Exploration Expenses since acquisition	93,287	87,036
Legal and accounting
Mineral Exploration Expenses	13,671	284
Cumulative Mineral Exploration Expenses since acquisition	72,940	59,269
Office and administrative fees
Mineral Exploration Expenses	138,323	59,046
Cumulative Mineral Exploration Expenses since acquisition	685,087	546,764
Rent
Mineral Exploration Expenses	220,285	94,409
Cumulative Mineral Exploration Expenses since acquisition	1,000,967	780,682
Site costs
Mineral Exploration Expenses	36,702	71,762
Cumulative Mineral Exploration Expenses since acquisition	748,410	711,708
Travel
Mineral Exploration Expenses	46,355	25,059
Cumulative Mineral Exploration Expenses since acquisition	543,403	497,048
Reimbursements from optionee
Mineral Exploration Expenses	(780,195)	(581,875)
Cumulative Mineral Exploration Expenses since acquisition	(13,983,478)	(13,203,283)
Drilling
Mineral Exploration Expenses		(79,180)
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Report
Mineral Exploration Expenses		24,232
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	$ 34,339	$ 34,339